12. Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
Bank's actual capital amounts and ratios

(Dollars in thousands)
	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions

	Amount	Ratio	Amount	Ratio	Amount	Ratio

As of December 31, 2014:

Total Capital (to Risk-Weighted Assets)
Consolidated	$122,732	16.62%	59,085	8.00%	N/A	N/A
Bank	$118,356	16.06%	58,974	8.00%	73,717	10.00%
Tier 1 Capital (to Risk-Weighted Assets)
Consolidated	$113,211	15.33%	29,542	4.00%	N/A	N/A
Bank	$108,934	14.78%	29,487	4.00%	44,230	6.00%
Tier 1 Capital (to Average Assets)
Consolidated	$113,211	10.74%	42,181	4.00%	N/A	N/A
Bank	$108,934	10.33%	42,164	4.00%	52,706	5.00%

As of December 31, 2013:

Total Capital (to Risk-Weighted Assets)
Consolidated	$114,185	16.14%	56,582	8.00%	N/A	N/A
Bank	$110,935	15.73%	56,412	8.00%	70,515	10.00%
Tier 1 Capital (to Risk-Weighted Assets)
Consolidated	$104,890	14.83%	28,291	4.00%	N/A	N/A
Bank	$101,733	14.43%	28,206	4.00%	42,309	6.00%
Tier 1 Capital (to Average Assets)
Consolidated	$104,890	10.08%	41,622	4.00%	N/A	N/A
Bank	$101,733	9.79%	41,584	4.00%	51,981	5.00%